Net Interest Expense - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015
Interest Expense [Abstract]
Interest related to tax penalties	$ 4.4	$ 4.4